Business Combination - Summary of Element of the Net Proceeds of Business Combination (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination, net of issuance costs paid	$ 467,530	$ 467,530	$ 0
Artius
Business Acquisition [Line Items]
Cash—Trust Account (net of redemptions of $439 million)	260,448
Assets Held-in-trust	439,000
Cash	60
Cash—PIPE & Backstop Financing	243,000
Business combination, non cash net Assets assumed from Artius	(40)
Less: Fair value of assumed common stock warrants	(83,370)
Less: Underwriting fees and other issuance costs paid prior to the date of acquisition	(34,773)
Additional Paid-in-Capital from Business Combination, net of issuance costs paid	385,405
Add: Non-cash fair value of assumed common stock warrants	83,370
Add: Other issuance costs included in accounts payable and accrued liabilities	761
Less: Accrued liabilities extinguished through proceeds from Business Combination	(1,966)
Business combination, net of issuance costs paid	$ 467,500